Revenues (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Revenues	R$ 262,094	R$ 211,659	R$ 123,453
Brazil
Disclosure of geographical areas [line items]
Revenues	237,004	186,279	96,929
Latin America (other than Brazil)
Disclosure of geographical areas [line items]
Revenues	24,762	16,984	13,819
United States of America
Disclosure of geographical areas [line items]
Revenues	R$ 328	R$ 8,396	R$ 12,705